Intangible assets and property, plant and equipment - Additional information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Intangible assets and property, plant and equipment
Goodwill.	$ 962		$ 1,010
Depreciation, right-of-use assets	26	$ 19
Right-of-use assets.	226		$ 179
Depreciation, property, plant and equipment	$ 104	$ 92